UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended:  June 30, 2001

Check here if Amendment [ ];  Amendment Number:
This amendment (check only one.)  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     U.S. Bancorp Piper Jaffray Asset Management, Inc.
Address:  601 2nd Avenue South
          Minneapolis, MN  55402

Form 13F File Number:  new

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true, correct and complete, and that it is understood that all required items, statements, schedules, charts, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Robert Nelson
Title:  Chief Operating Officer
Phone:  (612) 973-1261

Signature, Place, and Date of Signing:



Robert Nelson, Minneapolis, MN   August 14, 2001

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-00551               U.S. Bancorp